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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                   	Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer High Income Trust
               SCHEDULE OF INVESTMENTS 12/31/08 (unaudited)

Principal
Amount
USD ($)                                                                Value
               ASSET BACKED SECURITIES - 3.3% of Net Assets
               Transportation - 0.1%
               Airlines - 0.1%
351,975        Continental Airlines, Inc., Series B, 8.499%, 1$       257,822
               Total Transportation                           $       257,822

               Banks - 0.8%
               Thrifts & Mortgage Finance - 0.8%
700,000    (a) ACE Securities Corp., 0.9213%, 4/25/35         $       590,485
531,443    (a) ACE Securities Corp., 1.071%, 12/25/34                 336,516
631,974    (a) Countrywide Asset-Backed Certificates, 0.65125%, 7     484,289
246,000    (a) FBR Securitization Trust, 0.82125%, 10/25/35           181,300
               Total Banks                                    $     1,592,590

               Diversified Financials - 0.0%
               Other Diversified Financial Services - 0.0%
280,000    (a) Bear Stearns Asset Backed Securities Trust, 0.9$        82,999
               Total Diversified Financials                   $        82,999

               Utilities - 2.4%
               Other Diversified Financial Services - 2.4%
4,008,173      Ormat Funding Corp., 8.25%, 12/30/20           $     2,966,048
2,175,000  (a) Power Contract Financing III LLC, 1.332%, 2/5/10 (   1,761,750
               Total Utilities                                $     4,727,798

               TOTAL ASSET BACKED SECURITIES
               (Cost $8,313,260)                              $     6,661,209

               COLLATERALIZED MORTAGE BACKED SECURITIES - 2.1% of Net Assets
               Consumer Services - 0.4%
               Restaurants - 0.4%
1,245,000      DB Master Finance LLC, 8.285%, 6/20/31 (144A)  $       802,676
               Total Consumer Services                        $       802,676

               Banks - 1.7%
               Thrifts & Mortgage Finance - 1.7%
720,000    (a) Carrington Mortgage Loan Trust, 0.571%, 10/25/3$       610,930
1,504,000  (a) Carrington Mortgage Loan Trust, 0.671%, 2/25/37        933,214
432,416    (a) Countrywide Alternative Loan Trust, 0.801%, 10/25/     199,707
516,336    (a) Countrywide Alternative Loan Trust, 0.821%, 9/25/3     232,849
763,429    (a) Countrywide Alternative Loan Trust, 0.831%, 1/25/3     223,873
324,189    (a) Countrywide Home Loan Mortgage Pass Through Trust,     115,921
205,802    (a) First Franklin Mortgage Loan Asset Backed Certific     155,835
1,722,764  (a) Luminent Mortgage Trust, 0.731%, 7/25/36               269,062
441,530    (a) Structured Asset Mortgage Investments, Inc., 0.781     200,298
1,021,343  (a) WaMu Mortgage Pass Through Certificates, 0.781%, 4     482,161
245,726    (a) WaMu Mortgage Pass Through Certificates, 0.951%, 7      58,662
               Total Banks                                    $     3,482,512

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $6,484,805)                              $     4,285,188

               CORPORATE BONDS & NOTES - 136.2% of Net Assets
               Energy - 12.7%
               Oil & Gas Drilling - 1.0%
3,924,838      DDI Holding AS, 9.3%, 1/19/12 (144A)           $     1,962,419

               Oil & Gas Equipment & Services - 4.1%
600,000    (a) DP Producer AS, 8.201%, 12/5/11 (144A)         $        30,000
3,975,000      Hawk Corp., 8.75%, 11/1/14                           4,034,625
1,100,000      Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)                880,000
11,500,000 NOK Petrojack AS, 11.0%, 4/19/10                           985,419
500,000    (a) PetroProd, Ltd., 10.75%, 1/12/12 (144A)                110,000
2,000,000      Sevan Marine ASA, 9.25%, 12/20/11 (144A)             1,000,000
3,500,000      Skeie Drilling & Production ASA, 11.25%, 3/8/13 (1   1,050,000
                                                              $     8,090,044
               Integrated Oil & Gas - 0.4%
2,070,000      Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)        $       828,000

               Oil & Gas Exploration & Production - 5.4%
2,500,000      Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)   $     1,625,000
3,000,000  NOK Norse Energy Corp. ASA, 10.0%, 7/13/10                 321,332
9,000,000  NOK Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)         835,464
1,610,000      Parallel Petroleum Corp., 10.25%, 8/1/14             1,022,350
875,000        PetroHawk Energy Corp., 9.125%, 7/15/13                708,750
5,300,000      PetroQuest Energy, Inc., 10.375%, 5/15/12            3,657,000
3,145,000      Quicksilver Resources, Inc., 7.125%, 4/1/16          1,682,575
710,000    (a) SandRidge Energy, Inc., 7.508%, 4/1/14                 377,589
1,070,000  (b) SandRidge Energy, Inc., 8.625%, 4/1/15                 556,400
                                                              $    10,786,460
               Oil & Gas Refining & Marketing - 1.8%
4,075,000  (n) Aventine Renewable Energy Holdings, Inc., 10.0%$       672,375
1,275,000  (a) Ohio Air Quality Development Authority Revenue, 10     153,000
2,120,000  (c)(VeraSun Energy Corp., 9.375%, 6/1/17                   254,400
4,280,000  (c)(VeraSun Energy Corp., 9.875%, 12/15/12               2,568,000
                                                              $     3,647,775
               Total Energy                                   $    25,314,698

               Materials - 16.6%
               Commodity Chemicals - 3.4%
4,635,000      ARCO Chemical Co., 9.8%, 2/1/20                $       509,850
4,750,000      Basell Finance Co., 8.1%, 3/15/27 (144A)                95,000
2,000,000  (n) Georgia Gulf Corp., 9.5%, 10/15/14                     600,000
2,860,000  (n) Georgia Gulf Corp., 10.75%, 10/15/16                   686,400
3,000,000      Hexion US Finance Corp., 9.75%, 11/15/14               855,000
4,500,000      Methanex Corp., 8.75%, 8/15/12                       3,948,750
540,000    EURONell AF S.a.r.l., 8.375%, 8/15/15 (144A)                22,519
                                                              $     6,717,519
               Diversified Chemicals - 0.1%
350,000    EUROIneos Group Holdings Plc, 7.875%, 2/15/16 (144A$        58,382
1,270,000  (n) Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)         114,300
                                                              $       172,682
               Forestry - 0.4%
1,645,000      Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 $       822,500

               Construction Materials - 1.9%
4,500,000      AGY Holding Corp., 11.0%, 11/15/14             $     2,700,000
2,185,000  (n) U.S. Concrete, Inc., 8.375%, 4/1/14                  1,179,900
                                                              $     3,879,900
               Metal & Glass Containers - 0.7%
2,500,000      AEP Industries, Inc., 7.875%, 3/15/13          $     1,412,500

               Paper Packaging - 4.9%
5,450,000      Exopack Holding Corp., 11.25%, 2/1/14          $     3,188,250
2,795,000      Graham Packaging Co., 9.875%, 10/15/14               1,718,925
5,540,000  (n) Graphic Packaging International, Inc., 9.5%, 8/15/   3,822,600
2,150,000      U.S. Corrugated, Inc., 10.0%, 6/1/13                 1,032,000
                                                              $     9,761,775
               Aluminum - 0.6%
1,200,000      Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (1$       372,000
3,180,000  (d) Indalex Holding Corp., 11.5%, 2/1/14                   357,750
705,000    (a)(Noranda Aluminum Acquisition Corp., 6.595%, 5/15/1     239,700
800,000    (a)(Noranda Aluminum Holdings Corp., 8.345%, 11/15/14      128,000
                                                              $     1,097,450
               Diversified Metals & Mining - 2.6%
3,300,000      American Rock Salt Co. LLC, 9.5%, 3/15/14      $     2,986,500
825,000        Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (14     618,750
2,890,000      FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)       1,676,200
                                                              $     5,281,450

               Steel - 2.0%
4,205,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A$     1,597,900
2,400,000      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)       2,448,000
                                                              $     4,045,900
               Total Materials                                $    33,191,676

               Capital Goods - 7.6%
               Aerospace & Defense - 1.2%
3,600,000      Aeroflex, Inc., 11.75%, 2/15/15 (144A)         $     2,340,000

               Building Products - 0.5%
1,935,000      Industrias Unidas SA de CV, 11.5%, 11/15/16 (14$       483,750
1,500,000  (n) Panolam Industries International, 10.75%, 10/1/13      600,000
                                                              $     1,083,750

               Heavy Electrical Equipment - 2.3%
4,790,000      Altra Industrial Motion, 9.0%, 12/1/11         $     4,526,550

               Industrial Conglomerates - 0.5%
2,515,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14   $     1,031,150
               Construction & Farm Machinery & Heavy Trucks - 1.7%
5,640,000  (n) Accuride Corp., 8.5%, 2/1/15                   $     1,847,100
3,250,000      Commercial Vehicle Group, Inc., 8.0%, 7/1/13         1,527,500
                                                              $     3,374,600
               Industrial Machinery - 1.2%
2,440,000      Industrias Metalurgicas Pescarmona SA, 11.25%, $     1,098,000
2,065,000      Mueller Water Products, Inc., 7.375%, 6/1/17         1,404,200
                                                              $     2,502,200
               Trading Companies & Distributors - 0.2%
200,000        United Rentals North America, 6.5%, 2/15/12    $       158,000
370,000        Wesco Distribution, Inc., 7.5%, 10/15/17               241,887
                                                              $       399,887
               Total Capital Goods                            $    15,258,137

               Commercial & Professional Services - 9.3%
               Commercial Printing - 1.7%
4,835,000      Sheridan Acquisition Corp., 10.25%, 8/15/11    $     3,390,544

               Diversified Commercial & Professional Services - 0.9%
2,535,000  (n) Aleris International, Inc., 10.0%, 12/15/16    $       411,937
4,450      (e) MSX International UK, 12.5%, 4/1/12 (144A)           1,780,000
                                                              $     2,191,937
               Environmental & Facilities Services - 2.7%
720,000        Clean Harbors, Inc., 11.25%, 7/15/12           $       721,800
5,800,000  (n) Waste Services, Inc., 9.5%, 4/15/14                  4,118,000
                                                              $     4,839,800
               Office Services & Supplies - 4.0%
11,830,000     Xerox Capital Trust I, 8.0%, 2/1/27            $     8,078,589
               Total Commercial & Professional Services       $    18,500,870

               Transportation - 1.9%
               Air Freight & Logistics - 1.1%
2,000,000      CEVA Group Plc, 10.0%, 9/1/14 (144A)           $     1,482,500
1,545,000  EUROCEVA Group Plc, 10.0%, 12/1/16 (144A)                  644,287
                                                              $     2,126,787
               Railroads - 0.8%
1,750,000      Kansas City Southern de Mexico, 9.375%, 5/1/12 $     1,601,250
               Total Transportation                           $     3,728,037

               Automobiles &  Components - 4.6%
               Auto Parts & Equipment - 4.6%
500,000    (n) Allison Transmission, Inc., 11.0%, 11/1/15 (144$       245,000
2,605,000  (b)(Allison Transmission, Inc., 11.25%, 11/1/15 (144A)   1,015,950
5,965,000      Cooper-Standard Automotive, Inc., 8.375%, 12/15/14   1,043,875
4,535,000      Lear Corp., 8.75%, 12/1/16                           1,315,150
1,500,000  (f) Stanadyne Corp., 0.0%, 2/15/15                         675,000
4,690,000      Stanadyne Corp., 10.0%, 8/15/14                      3,189,200
4,235,000  (n) Tenneco Automotive, Inc., 8.625%, 11/15/14           1,609,300
                                                              $     9,093,475
               Total Automobiles & Components                 $     9,093,475

               Consumer Durables & Apparel - 2.8%
               Homebuilding - 0.8%
3,060,000      Meritage Homes Corp., 6.25%, 3/15/15           $     1,621,800

               Housewares & Specialities - 1.7%
1,435,000  (n) Jarden Corp., 7.5%, 5/1/17                     $       979,387
3,690,000  (n) Yankee Acquisition Corp., 8.5%, 2/15/15              1,720,462
1,500,000  (n) Yankee Acquisition Corp., 9.75%, 2/15/17               630,000
                                                              $     3,329,849
               Textiles - 0.3%
1,000,000      Invista, 9.25%, 5/1/12 (144A)                  $       700,000
               Total Consumer Durables & Apparel              $     5,651,649

               Consumer Services - 5.2%
               Consumer Services - 1.1%
2,698,571  (b) American Achievement Group Holding Corp., 14.75$       871,198
3,080,000  (f) Visant Holding Corp., 10.25%, 12/1/13                2,279,200
                                                              $     3,150,398

               Casinos & Gaming - 3.5%
1,650,000      Buffalo Thunder Development Authority, 9.375%, $       330,000
890,000        FireKeepers Development Authority, 13.875%, 5/1/15     551,800
2,050,000  (n) Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15     199,875
630,000    (n) Galaxy Entertainment Finance Co., Ltd., 9.875%, 12     277,200
4,500,000      Little Traverse Bay Bands of Odawa Indians, 10.25%   2,835,000
530,000        Mashantucket Western Pequot Tribe, 8.5%, 11/15/15      208,025
1,585,000      Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)    1,363,100
1,895,000      Shingle Springs Tribal Gaming Authority, 9.375%, 6     947,500
2,450,000  (c) Trump Entertainment Resorts, Inc., 8.5%, 6/1/15        324,625
                                                              $     7,037,125
               Leisure Facilities - 0.1%
2,000,000  (a)(HRP Myrtle Beach Operations LLC, 7.383%, 4/1/12$       100,000
               Total Consumer Services                        $    10,287,523

               Media - 8.6%
               Broadcasting - 8.3%
3,200,000  (n) CCH I Holdings LLC, 11.0%, 10/1/15             $       560,000
1,500,000  (n) CCH II Holdings LLC, 10.25%, 9/15/10                   660,000
3,000,000      GCI, Inc., 7.25%, 2/15/14                            2,340,000
2,200,000  (f) Inmarsat Finance II Plc, 10.375%, 11/15/12           1,949,750
2,500,000      Intelsat Corp., 9.25%, 6/15/16 (144A)                2,275,000
2,500,000      Intelsat Jackson Holdings, Ltd., 11.5%, 6/15/16 (1   2,250,000
1,000,000      Intelsat Subsidiary Holdings, 8.5%, 1/15/13 (144A)     925,000
3,750,000  EUROKabel Deutschland GMBH, 10.75%, 7/1/14               4,769,600
535,000    (n) Telesat Canada, 11.0%, 11/1/15 (144A)                  382,525
3,865,000  (b)(Univision Communications, 9.75%, 3/15/15 (144A)        521,775
                                                              $    16,633,650
               Publishing - 0.3%
1,400,000      TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)   $       574,000
               Total Media                                    $    17,207,650

               Retailing - 3.5%
               Distributors - 0.9%
4,735,000      Intcomex, Inc., 11.75%, 1/15/11                $     1,894,000
               Internet Retailing - 0.9%
3,170,000      Ticketmaster, 10.75%, 8/1/16 (144A)            $     1,711,800

               Automotive Retail - 0.1%
820,000    (n) KAR Holdings, Inc., 10.0%, 5/1/15              $       270,600

               Specialty Stores - 1.6%
4,615,000      Sally Holdings LLC, 10.5%, 11/15/16            $     3,138,200
               Total Retailing                                $     7,014,600

               Food & Staples Retailing - 0.9%
               Drug Retail - 0.9%
3,350,000  (n) Duane Reade, Inc., 9.75%, 8/1/11               $     1,775,500
               Total Food & Staples Retailing                 $     1,775,500

               Food, Beverage & Tobacco - 5.5%
               Brewers - 3.2%
5,885,000      Cia Brasileira de Bebida, 10.5%, 12/15/11      $     6,458,788
               Packaged Foods & Meats - 1.0%
775,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)           $       426,250
500,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)        295,000
2,410,000  (n) Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          1,325,500
                                                              $     2,046,750

               Tobacco - 1.2%
1,365,000      Alliance One International, Inc., 8.5%, 5/15/12$     1,003,275
1,675,000      Alliance One International, Inc., 11.0%, 5/15/12     1,390,250
                                                              $     2,393,525
               Total Food, Beverage & Tobacco                 $    10,899,063

               Household & Personal Products - 0.5%
               Household Products - 0.5%
1,740,000  (n) Central Garden & Pet Co., 9.125%, 2/1/13       $     1,026,600
               Total Household & Personal Products            $     1,026,600


               Health Care Equipment & Services - 10.1%
               Health Care Equipment & Services - 1.0%
2,875,000      Accellent, Inc., 10.5%, 12/1/13                $     1,969,375

               Health Care Supplies - 1.0%
2,570,000  (b) Biomet, Inc., 10.375%, 10/15/17                $     2,017,450

               Health Care Services - 3.6%
2,160,000      AMR HoldCo, 10.0%, 2/15/15                     $     2,008,800
4,055,000      Rural/Metro Corp., 9.875%, 3/15/15                   3,244,000
3,725,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (14   1,937,000
                                                              $     7,189,800
               Health Care Facilities - 2.7%
3,800,000      Hanger Orthopedic Group, Inc., 10.25%, 6/1/14  $     3,401,000
2,555,000  (b) HCA, Inc., 9.625%, 11/15/16                          1,992,900
                                                              $     5,393,900
               Managed Health Care - 1.8%
4,400,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)       $     3,564,000
               Total Health Care Equipment & Services         $    20,134,525

               Pharmaceuticals & Biotechnology & Life Sciences - 4.0%
               Pharmaceuticals - 4.0%
3,195,000  (n) Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14 $       686,925
2,000,000      Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)     1,600,000
3,000,000      Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)     2,340,000
3,817,000      Warner Chilcott Corp., 8.75%, 2/1/15                 3,397,130
                                                              $     8,024,055
               Total Pharmaceuticals & Biotechnology & Life Sc$     8,024,055

               Banks - 0.5%
               Diversified Banks - 0.2%
1,750,000  (a)(ALB Finance BV, 9.375%                         $       350,000
400,000    (a) Banco Macro SA, 10.75%, 6/7/12                         116,000
                                                              $       466,000
               Regional Banks - 0.3%
500,000    (a)(Wells Fargo Capital XV, 9.75%                  $       505,000
               Total Banks                                    $       971,000

               Diversified Financials - 10.5%
               Other Diversified Financial Services - 4.4%
1,500,000  (a)(Citigroup, Inc., 8.4%                          $       990,435
7,950,000      GATX Financial Corp., 8.875%, 6/1/09                 7,860,555
                                                              $     8,850,990

               Specialized Finance - 3.4%
3,770,000      ACE Cash Express, Inc., 10.25%, 10/1/14 (144A) $       754,000
640,000        iPayment, Inc., 9.75%, 5/15/14                         320,000
2,300,000  (a)(MBIA Insurance Co., 14.0% 1/15/33 (144A)             1,173,000
9,000,000      NCO Group, Inc., 11.875%, 11/15/14                   4,500,000
                                                              $     6,747,000
               Consumer Finance - 2.7%
3,000,000  (n) Ford Motor Credit Co., 7.875%, 6/15/10         $     2,400,540
3,000,000  (a) Ford Motor Credit Co., 9.269%, 4/15/09               2,895,000
                                                              $     5,295,540
               Total Diversified Financials                   $    20,893,530

               Insurance - 8.0%
               Insurance Brokers - 1.9%
2,640,000      Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A) $     1,425,600
3,765,000      HUB International Holdings, Inc., 10.25%, 6/15/15    1,661,306
900,000    (a) U.S.I. Holdings Corp., 6.024%, 11/15/14 (144A)         365,625
885,000        U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)           352,894
                                                              $     3,805,425
               Life & Health Insurance - 2.6%
5,420,000      Presidential Life Corp., 7.875%, 2/15/09       $     5,101,575

               Multi-Line Insurance - 0.9%
3,075,000  (a) Liberty Mutual Group, Inc., 10.75%, 6/15/58 (14$     1,691,250

               Property & Casualty Insurance -1.6%
5,300,000      Allmerica Financial Corp., 7.625%, 10/15/25    $     3,180,000
               Reinsurance - 1.1%
275,000    (a)EAtlas Reinsurance Plc, 15.487%, 1/10/11 (144A) $       363,150
375,000    (a) Blue Fin, Ltd., 8.689% 4/10/12 (144A)                  316,687
250,000    (a) Residential Reinsurance 2006, 12.203%, 6/5/09 (144     248,300
850,000    (a) Residential Reinsurance 2008, 13.703%, 6/6/11 (144     814,725
500,000    (a) Successor II, Ltd., 27.193%, 4/6/10 (144A)             476,050
                                                              $     2,218,912
               Total Insurance                                $    15,997,162

               Real Estate - 0.0%
               Real Estate Operating Companies - 0.0%
225,000    (a) Alto Palermo SA, 11.0%, 6/11/12 (144A)         $        78,750
               Total Real Estate                              $        78,750

               Software & Services - 5.4%
               IT Consulting & Other Services - 3.1%
2,790,000      Activant Solutions, Inc., 9.5%, 5/1/16         $     1,297,350
5,745,000      Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)       3,906,600
1,705,000      Vangent, Inc., 9.625%, 2/15/15                         991,031
                                                              $     6,194,981

               Data Processing & Outsourced Services - 2.2%
7,365,000  (n) First Data Corp., 9.875%, 9/24/15              $     4,455,825

               Application Software - 0.1%
810,000        Open Solutions, Inc., 9.75%, 2/1/15 (144A)     $       121,500
               Total Software & Services                      $    10,772,306

               Semiconductors & Semiconductor Equipment - 0.5%
               Semiconductor Equipment - 0.5%
750,000    (a) Freescale Semiconductor, Inc., 5.871%, 12/15/14$       255,000
2,000,000  (b)(Freescale Semiconductor, Inc., 9.125%, 12/15/14        460,000
750,000    (n) Freescale Semiconductor, Inc., 10.125%, 12/15/16       307,500
               Total Semiconductors & Semiconductor Equipment $     1,022,500

               Telecommunication Services - 11.2%
               Integrated Telecommunication Services - 4.1%
4,165,000      Broadview Networks Holdings, Inc., 11.375%, 9/1$     2,873,850
4,070,000      GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)     2,442,000
3,865,000  (n) PAETEC Holding Corp., 9.5%, 7/15/15                  2,299,675
691,000    (n) Tele Norte Leste Participacoes SA, 8.0%, 12/18/13      587,350
                                                              $     8,202,875
               Wireless Telecommunication Services - 7.1%
1,380,000      Cell C Property, Ltd., 11.0%, 7/1/15 (144A)    $     1,166,100
6,400,000      Cricket Communications, Inc., 9.375%, 11/1/14        5,760,000
1,500,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)                  1,275,000
2,500,000  (a)(Hellas Telecommunications Luxembourg II, 10.503%,      500,000
5,290,000      Hughes Network Systems LLC, 9.5%, 4/15/14            4,298,125
3,020,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)         1,117,400
                                                              $    14,116,625
               Total Telecommunication Services               $    22,319,500

               Utilities - 6.5%
               Electric Utilities - 2.6%
1,500,000      Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144$     1,125,000
2,220,000  (g) Rede Empresas de Energia Electrica SA, 11.125%, (1   1,046,175
4,345,000  (n) Texas Computer Electric Hold LLC, 10.25%, 11/1/15    3,084,950
                                                              $     5,256,125
               Multi - Utilities - 0.5%
1,325,000      PNM Resources, Inc., 9.25%, 5/15/15            $     1,053,375

               Independent Power Producers & Energy Traders - 3.4%
2,000,000  (n) Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)      $     1,850,000
3,200,000      Biofuel Energy ASA, 10.0%, 6/7/12                    2,560,000
2,800,000      Intergen NV, 9.0%, 6/30/17 (144A)                    2,296,000
                                                              $     6,706,000
               Total Utilities                                $    13,015,500
               TOTAL CORPORATE BONDS & NOTES
               (Cost $440,839,098)                            $   272,178,306

               CONVERTIBLE BONDS & NOTES - 5.0% of Net Assets
               Energy - 1.9%
               Oil & Gas Drilling - 1.5%
1,510,000  (f) Hercules Offshore, Inc., 3.375%, 6/1/38 (144A) $       690,825
1,600,000      Transocean, Ltd., 1.5%, 12/15/37,                    1,296,000
1,175,000      Transocean, Ltd., 1.625%, 12/15/37                   1,023,719
                                                              $     3,010,544
               Oil & Gas Exploration & Production - 0.4%
1,340,000      Chesapeake Energy Corp., 2.5%, 5/15/37         $       782,225
               Total Energy                                   $     3,792,769

               Transportation - 0.7%
               Marine - 0.7%
2,595,000      Horizon Lines, Inc., 4.25%, 8/15/12            $     1,329,937
               Total Transportation                           $     1,329,937

               Health Care Equipment & Services - 1.4%
               Health Care Services - 0.3%
1,210,000      Omnicare, Inc., 3.25%, 12/15/35                $       679,112

               Health Care Facilities - 1.1%
1,985,000      LifePoint Hospitals, Inc., 3.25%, 8/15/25      $     1,426,719
1,070,000      LifePoint Hospitals, Inc., 3.5%, 5/15/14               723,588
                                                              $     2,150,307
               Total Health Care Equipment & Services         $     2,829,419

               Technology Hardware & Equipment - 0.3%
               Communications Equipment - 0.2%
2,580,000  (n) Nortel Networks Corp., 2.125%, 4/15/14         $       361,200

               Electronic Manufacturing Services - 0.1%
360,000        Flextronics International, Ltd., 1.0%, 8/1/10  $       297,000
               Total Technology Hardware & Equipment          $       658,200

               Telecommunication Services - 0.7%
               Alternative Carriers - 0.7%
2,190,000      Time Warner Telecom, Inc., 2.375%, 4/1/26      $     1,390,650
               Total Telecommunication Services               $     1,390,650
               TOTAL CONVERTIBLE BONDS & NOTES                $    10,000,975
               (Cost $12,004,370)

               MUNICIPAL BONDS - 7.2% of Net Assets
               Indiana  - 2.8%
1,650,000      East Chicago Industrial Pollution Control Reven$     1,490,841
4,250,000      Indiana Development Finance Authority Revenue, 5.7   3,985,735
                                                              $     5,476,576
               New Jersey - 1.2%
4,525,000      New Jersey Economic Development Authority Reven$     2,389,607

               New York - 1.1%
3,475,000      New York City Industrial Development Agency Rev$     2,267,229

               North Carolina  - 2.1%
6,300,000      Charlotte Special Facilities Refunding Revenue,$     3,054,051
2,000,000      Charlotte Special Facilities Refunding Revenue, 7.   1,182,940
                                                              $     4,236,991
               TOTAL MUNICIPAL BONDS
               (Cost $16,297,863)                             $    14,370,403

               MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 1.4% of Net Assets
3,300,000  (h) Non-Profit Preferred Funding Trust I, 12.0%, 9/$     2,864,367
               TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
               (Cost $3,293,400)                              $     2,864,367

               SOVEREIGN DEBT OBLIGATIONS - 3.0% of Net Assets
               Brazil - 1.7%
4,800,000,0(f)IBanco Nacional de Desenvolimento Bndes, 8.0%, 4$     3,394,236

               Ecuador - 0.3%
2,015,000  (f)(Federal Republic of Ecuador, 10.0%, 8/15/30 (14$       523,900

               Russia - 1.0%
2,273,600  (f) Russia Government International Bond, 7.5%, 3/3$     1,982,943
               TOTAL SOVEREIGN DEBT OBLIGATIONS
               (Cost $5,417,555)                              $     5,901,079

               FLOATING RATE LOAN INTERESTS - 4.4% of Net Assets (i)
               Energy - 0.2%
               Oil & Gas Exploration & Production - 0.2%
600,000        Venoco, Inc., Second Lien Term Loan, 6.25%, 5/7$       393,750
               Total Energy                                   $       393,750

               Materials - 0.5%
               Steel - 0.5%
2,265,500      Niagara Corp., Term Loan, 5.461%, 6/30/14      $     1,042,130
               Total Materials                                $     1,042,130

               Capital Goods - 0.8%
               Building Products - 0.7%
172,620        Custom Building Products, Inc., First Lien Term$       118,820
2,250,000      Custom Building Products, Inc., Second Lien Term L   1,282,500
                                                              $     1,401,320
               Construction & Farm Machinery & Heavy Trucks - 0.1%
397,920        Rental Service Corp., Second Lien Initial Term $       213,882
               Total Capital Goods                            $     1,615,202

               Consumer Durables & Apparel - 0.1%
               Homebuilding - 0.1%
2,850,000  (c) LandSource Communities Development LLC, Second $        98,562
               Total Consumer Durables & Apparel              $        98,562

               Consumer Services - 0.3%
               Casinos & Gaming - 0.3%
2,500,000      Gateway Casinos & Entertainment, Advance Second$       670,832
               Total Consumer Services                        $       670,832

               Household & Personal Products - 0.1%
               Household Products - 0.1%
143,238        Central Garden & Pet Company, Tranche B Term Lo$        93,821
               Total Household & Personl Products             $        93,821

               Health Care Equipment & Services - 0.7%
               Health Care Equipment & Services - 0.7%
1,484,849      Talecris Biotherapeutics Holdings Corp., First $     1,302,955
               Total Health Care Equipment & Services         $     1,302,955

               Diversified Financials - 1.1%
               Other Diversified Financial Services - 1.1%
2,422,767  (b)ELouis Topco, Ltd., Term Loan, 11.536%, 6/1/17  $     2,252,190
               Total Diversified Financials                   $     2,252,190

               Insurance - 0.6%
               Multi-Line Insurance - 0.6%
247,488        AmWins Group, Inc., Initial Term Loan  3.47% - $       146,018
2,250,000      AmWins Group, Inc., Second Lien Initial Term Loan,   1,125,000
               Total Insurance                                $     1,271,018
               TOTAL FLOATING RATE LOAN INTERESTS
               (Cost $17,871,617)                             $     8,740,460

Shares         COMMON STOCKS - 0.9% of Net Assets
               Transportation - 0.5%
               Airlines  - 0.5%
96,157     (j)(Delta Airlines, Inc.                           $     1,101,959
               Total Transportation                           $     1,101,959

               Pharmaceuticals & Biotechnology & Life Sciences - 0.4% Pharmaceuticals - 0.4%
17,818     (n) Teva Pharmaceutical Industries, Ltd. (A.D.R.)  $       758,512
               Total Pharmaceuticals & Biotechnology & Life Sc$       758,512
               TOTAL COMMON STOCKS
               (Cost $2,886,219)                              $     1,860,471

               CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
               Diversified Financials - 0.9%
               Other Diversified Financial Services - 0.9%
2,755          Bank of America Corp., 7.25%                   $     1,790,750
               TOTAL CONVERTIBLE PREFERRED STOCK
               (Cost $2,108,446)                              $     1,790,750

               WARRANTS - 0.2% of Net Assets
               Energy - 0.2%
               Oil & Gas Exploration & Production - 0.2%
2,500,000  (j) Norse Energy Corp. ASA - CW11, Expires 7/14/11 $       399,880
               Total Energy                                   $       399,880

               Diversified Financials - 0.0%
               Other Diversified Financial Services- 0.0%
1,645      (j) Mandra Forestry Holdings, Ltd. - CW13, Expires $        98,700
               Total Diversified Financials                   $        98,700

               Utilities- 0.0%
               Independent Power Producer & Energy Traders- 0.0%
150,592    (j) Biofuel Energy ASA, Expires 6/7/12             $             0
               Total Utilities                                $             0
               TOTAL WARRANTS
               (Cost $523,408)                                $       498,580

               TEMPORARY CASH INVESTMENTS - 20.3% of Net Assets
               Security Lending Collateral - 20.3%(k)
               Certificates of Deposit:
939,059        Abbey National Plc, 3.15%, 8/13/09             $       939,059
938,932        Bank of Nova Scotia, 3.21%, 5/5/09                     938,932
1,500,688      Bank of Scotland NY, 2.92%, 6/5/09                   1,500,688
1,690,307      Barclays Bank, 1.5%, 5/27/09                         1,690,307
298,562        Calyon NY, 4.62%, 1/16/09                              298,562
1,878,119      CBA, 4.87%, 7/16/09                                  1,878,119
1,690,307      DNB NOR Bank ASA NY, 3.04%, 6/5/09                   1,690,307
1,720,357      Intesa SanPaolo S.p.A., 1.44%, 5/22/09               1,720,357
108,783        NORDEA NY, 4.13%, 4/9/09                               108,783
1,408,589      Royal Bank of Canada NY, 2.7%, 8/7/09                1,408,589
939,059        Royal Bank of Scotland, 3.06%, 3/5/09                  939,059
187,725        Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          187,725
1,878,119      Societe Generale, 3.29%, 9/4/09                      1,878,119
1,690,307      Svenska Bank NY, 4.61%, 7/8/09                       1,690,307
1,878,119      U.S. Bank NA, 2.25%, 8/24/09                         1,878,119
                                                              $    18,747,032
               Commercial Paper:
1,844,312      American Honda Finance Corp., 4.95%, 7/14/09   $     1,844,312
178,964        BBVA U.S., 2.83%, 3/12/09                              178,964
939,059        CME Group, Inc., 2.9%, 8/6/09                          939,059
938,960        General Electric Capital Corp., 2.86%, 3/16/09         938,960
1,878,119      HSBC Bank, Inc., 2.5%, 8/14/09                       1,878,119
939,059        IBM, 2.39%, 9/25/09                                    939,059
1,690,307      Met Life Global Funding, 3.19%, 6/12/09              1,690,307
1,878,119      Monumental Global Funding, Ltd., 2.5%, 8/17/09       1,878,119
1,690,307      New York Life Global, 2.13%, 9/4/09                  1,690,307
1,596,401      Westpac Banking Corp., 2.34%, 6/1/09                 1,596,401
                                                              $    13,573,607
               Tri-party Repurchase Agreements:
319,055        Barclays Capital Markets, 0.5%, 1/2/09         $       319,055
4,131,861      Deutsche Bank  AG, 0.25%, 1/2/09                     4,131,861
                                                              $     4,450,916
               Time Deposit:
1,878,119      BNP Paribas, 0.01%, 1/2/09                     $     1,878,119

               Money Market Mutual Fund:
469,530        Columbia Government Reserves Fund              $       469,530
1,408,589      JP Morgan, U.S. Government Money Market Fund         1,408,589
                                                              $     1,878,119
               TOTAL SECURITIES LENDING COLLATERAL            $    40,527,793

               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $40,527,793)                             $    40,527,793
               TOTAL INVESTMENTS IN SECURITIES - 184.9%
               (Cost $556,567,834) (l)(m)                     $   369,679,581
               OTHER ASSETS AND LIABILITIES - (9.4)%          $   (18,770,313)
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (75.5)%          $  (151,003,846)
               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 1$   199,905,422

NR             Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2008, the value of these securities amounted to
               $89,423,551 or 44.7% of total net assets applicable to common shareowners.

(a) Floating rate note. The rate shown is the coupon rate at December 31, 2008.

(b) Payment-in Kind (PIK) security which may pay interest in additional principal amount.

(c)            Security is in default and is non-income producing.

(d) On December 31, 2008, the security was not in default but defaulted after the period end.

(e)            Security is priced as a unit.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
               The rate shown is the rate at December 31, 2008.

(g)            Security is a perpetual bond and has no definite maturity date.

(h) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
               $3,293,400. The aggregate value $2,864,367 represents 1.4% of total net assets applicable to common shareowners.

(i) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
               European banks, such as LIBOR (London InterBank Offered Rate),
(ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2008.

(j)            Non-income producing.

(k)            Security lending collateral is managed by Credit Suisse.

(l) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $557,162,090 was as follows:

               Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost   $     4,368,944

               Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value      (191,581,453)
               Net unrealized loss                            $  (187,212,509)
               For financial reporting purposes net unrealized loss was $186,888,253 and cost of investments aggregated $556,567,834

(m)            At December 31, 2008, the following securities were out on loan:

Principal
Amount
USD($)         Description                                        Market Value
5,583,000      Accuride Corp., 8.5%, 2/1/15                   $      2,026,166
1,130,000      Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)             1,045,250
2,353,000      Aleris International, Inc., 10.0%, 12/15/16             392,819
450,000        Allison Transmission, Inc., 11.0%, 11/1/15 (144A)       228,750
2,192,000      Allison Transmission, Inc., 11.25%, 11/1/15 (144A)      906,940
3,163,000      Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14          741,329
3,642,000      Aventine Renewable Energy Holdings, Inc., 10.0%, 4      691,980
3,068,000      CCH I Holdings LLC, 11.0%, 10/1/15                      593,146
1,400,000      CCH II Holdings LLC, 10.25%, 9/15/10                    658,253
1,722,000      Central Garden & Pet Co., 9.125%, 2/1/13              1,081,453
3,316,000      Duane Reade, Inc., 9.75%, 8/1/11                      1,892,192
6,350,000      First Data Corp., 9.875%, 9/24/15                     4,000,259
125,000        Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15       12,757
2,690,000      Ford Motor Credit Co., 9.269%, 4/15/09                2,161,899
692,000        Freescale Semiconductor, Inc., 10.125%, 12/15/16        286,833
500,000        Freescale Semiconductor, Inc., 9.125%, 12/15/14         117,028
600,000        Galaxy Entertainment Finance Co., Ltd., 9.875%, 12      266,633
1,980,000      Georgia Gulf Corp., 9.5%, 10/15/14                      633,711
2,830,000      Georgia Gulf Corp., 10.75%, 10/15/16                    743,425
4,404,000      Graphic Packaging International, Inc., 9.5%, 8/15/    3,196,816
1,700,000      Hellas Telecommunications Luxembourg II, 10.503%,       378,189
1,000,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)          122,111
1,210,000      Jarden Corp., 7.5%, 5/1/17                              840,950
200,000        KAR Holdings, Inc., 10.0%, 5/1/15                        69,333
1,803,000      MBIA Insurance Co., 14.0% 1/15/33 (144A)              1,035,924
2,365,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)           1,393,739
125,000        Nortel Networks Corp., 2.125%, 4/15/14                   18,061
2,800,000      PAETEC Holding Corp., 9.5%, 7/15/15                   1,788,657
1,485,000      Panolam Industries International, 10.75%, 10/1/13       633,909
105,000        Tele Norte Leste Participacoes SA, 8.0%, 12/18/13        89,530
529,000        Telesat Canada, 11.0%, 11/1/15 (144A)                   387,933
4,192,000      Tenneco Automotive, Inc., 8.625%, 11/15/14            1,639,160
3,815,000      Texas Computer Electric Hold LLC, 10.25%, 11/1/15     2,775,412
2,230,000      Univision Communications, 9.75%, 3/15/15 (144A)         342,769
2,000,000      U.S. Concrete, Inc., 8.375%, 4/1/14                   1,121,876
1,898,000      VeraSun Energy Corp., 9.375%, 6/1/17                    161,034
4,230,000      VeraSun Energy Corp., 9.875%, 12/15/12                2,583,003
70,000         Waste Services, Inc., 9.5%, 4/15/14                      51,104
3,650,000      Yankee Acquisition Corp., 8.5%, 2/15/15               1,819,017
1,485,000      Yankee Acquisition Corp., 9.75%, 2/15/17                678,397
5,000          Delta Airlines, Inc.                                     57,300
11,100         Teva Pharmaceutical Industries, Ltd. (A.D.R.)           472,527
                                                              $     40,137,574

               Note:  Principal amounts are denominated in U.S. dollars unless otherwise denoted.
Euro           EURO
Italian Lira   ITL
Norwegian KroneNOK

               Glossary of Terms:
(A.D.R.)       American Depositary Receipt


Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Trust's investments:

Valuation Input                     Investments in Securities    Other Financial
                                                                  Instruments*
Level 1 - Quote                                    $2,260,351 $    1,738,695
Level 2 - Other                                                              0
Level 3 - Signi                                                              0
Total                                            $369,679,581  $   1,738,695

* Other financial instruments include foreign exchange contracts.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.